INCOME TAXES (Details - Deferred tax assets) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Loss carryforwards	$ 717,666	$ 698,900	$ 755,500
Oil & Gas properties	1,723,000	1,726,900	1,784,800
Asset retirement obligation	175,700	175,700	175,700
Deferred tax asset	2,616,366	2,601,500	2,716,000
Less valuation allowance	(2,616,366)	(2,601,500)	(2,716,000)
Deferred tax asset recognized	$ 0	$ 0	$ 0